13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Segment Reporting, Finance Charges Earned	$ 172.7	$ 151.3	$ 152.6
Segment Reporting, Insurance Income	37.1	36.5	40.2
Segment Reporting, Other Income	5.7	4.4	3.9
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	215.5	192.2	196.7
Operating Costs and Expenses
Segment Reporting, Interest Cost	14.0	12.8	13.2
Segment Reporting, Provision for Loan Losses	38.6	38.4	52.6
Segment Reporting, Depreciation	3.2	3.0	2.7
Segment Reporting, Other Expenses	88.5	83.7	75.5
Segment Reporting, Total Expenses	144.3	137.9	144.0
Segment Reporting, Profit	71.2	54.3	52.7
Assets
Segment Reporting, Net Receivables	610.0	506.7	448.5
Segment Reporting, Cash	2.6	3.3	3.6
Segment Reporting, Net fixed assets	7.9	8.8	6.6
Segment Reporting, Other assets	0.6	0.6	0.6
Segment Reporting Information, Net Assets	621.1	519.4	459.3
Segment Reconciliation, Total revenues from reportable segments	215.5	192.2	196.7
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1	0.1	0.1
Corporate investment income earned not allocated to segments	7.2	6.6	5.5
Segment Reconciliation, Timing difference of insurance income allocation to segments	7.2	5.8	7.4
Segment Reconciliation, Other revenues not allocated to segments	0.1	1.0	1.4
Segment Reconciliation, Consolidated Revenues	230.1	205.7	211.1
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	71.2	54.3	52.7
Segment Reconciliation, Corporate earnings not allocated	14.5	13.5	14.4
Segment Reconciliation, Corporate expenses not allocated	(65.2)	(50.3)	(60.8)
Segment Reconciliation, Income taxes not allocated	(3.2)	(2.6)	(5.3)
Segment Reconciliation, Consolidated Net Income	17.3	14.9	1.0
Segment Reconciliation, Total assets for reportable segments	621.1	519.4	459.3
Segment Reconciliation, Loans held at corporate level	2.4	2.0	2.3
Segment Reconciliation, Unearned insurance at corporate levelvel	(27.3)	(20.5)	(19.2)
Segment Reconciliation, Allowance for loan losses at corporate level	(43.0)	(42.5)	(48.5)
Segment Reconciliation, Cash and cash equivalents held at corporate level	11.4	31.9	57.5
Segment Reconciliation, Investment securities at corporate level	213.0	209.6	179.2
Segment Reconciliation, Equity Method Investment at corporate level	0.0	0.0	26.2
Segment Reconciliation, Fixed assets at corporate level	7.5	6.7	7.4
Segment Reconciliation, Other assets at corporate level	11.3	11.6	9.7
Segment Reconciliation, Consolidated Assets	796.4	718.2	673.9
Division I
Revenues
Segment Reporting, Finance Charges Earned	26.2	21.3	22.8
Segment Reporting, Insurance Income	4.4	3.5	3.9
Segment Reporting, Other Income	0.1	0.1	0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	30.7	24.9	26.8
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.9	1.6	1.7
Segment Reporting, Provision for Loan Losses	5.4	4.9	7.8
Segment Reporting, Depreciation	0.5	0.4	0.5
Segment Reporting, Other Expenses	12.6	11.8	11.6
Segment Reporting, Total Expenses	20.4	18.7	21.6
Segment Reporting, Profit	10.3	6.2	5.2
Assets
Segment Reporting, Net Receivables	85.0	64.9	55.0
Segment Reporting, Cash	0.3	0.4	0.4
Segment Reporting, Net fixed assets	1.0	1.1	0.8
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	86.3	66.4	56.2
Division II
Revenues
Segment Reporting, Finance Charges Earned	26.3	24.4	25.5
Segment Reporting, Insurance Income	6.0	7.1	8.3
Segment Reporting, Other Income	1.0	0.7	0.8
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	33.3	32.2	34.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.2	2.2	2.3
Segment Reporting, Provision for Loan Losses	4.9	5.7	8.7
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	12.2	12.0	11.5
Segment Reporting, Total Expenses	19.8	20.4	22.9
Segment Reporting, Profit	13.5	11.8	11.7
Assets
Segment Reporting, Net Receivables	95.3	82.4	77.2
Segment Reporting, Cash	0.4	0.5	0.5
Segment Reporting, Net fixed assets	1.1	1.5	1.0
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	96.8	84.4	78.7
Division III
Revenues
Segment Reporting, Finance Charges Earned	24.5	23.0	22.7
Segment Reporting, Insurance Income	7.6	7.9	8.7
Segment Reporting, Other Income	1.1	0.7	0.6
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	33.2	31.6	32.0
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.1	2.1	2.1
Segment Reporting, Provision for Loan Losses	5.4	5.4	8.6
Segment Reporting, Depreciation	0.3	0.3	0.3
Segment Reporting, Other Expenses	12.0	11.4	10.5
Segment Reporting, Total Expenses	19.8	19.2	21.5
Segment Reporting, Profit	13.4	12.4	10.5
Assets
Segment Reporting, Net Receivables	88.2	77.7	74.3
Segment Reporting, Cash	0.4	0.6	0.7
Segment Reporting, Net fixed assets	0.7	0.9	0.7
Segment Reporting, Other assets	0.1	0.0	0.0
Segment Reporting Information, Net Assets	89.4	79.2	75.7
Division IV
Revenues
Segment Reporting, Finance Charges Earned	29.7	27.3	27.1
Segment Reporting, Insurance Income	4.2	4.0	4.6
Segment Reporting, Other Income	1.0	0.8	0.7
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	34.9	32.1	32.4
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.5	2.3	2.4
Segment Reporting, Provision for Loan Losses	7.1	7.0	7.5
Segment Reporting, Depreciation	0.5	0.4	0.4
Segment Reporting, Other Expenses	13.2	12.7	11.0
Segment Reporting, Total Expenses	23.3	22.4	21.3
Segment Reporting, Profit	11.6	9.7	11.1
Assets
Segment Reporting, Net Receivables	105.4	92.8	83.2
Segment Reporting, Cash	0.4	0.5	0.5
Segment Reporting, Net fixed assets	1.4	1.3	1.0
Segment Reporting, Other assets	0.2	0.4	0.5
Segment Reporting Information, Net Assets	107.4	95.0	85.2
Division V
Revenues
Segment Reporting, Finance Charges Earned	17.0	14.7	15.3
Segment Reporting, Insurance Income	3.2	2.9	3.1
Segment Reporting, Other Income	0.6	0.5	0.4
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	20.8	18.1	18.8
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.3	1.2	1.2
Segment Reporting, Provision for Loan Losses	3.8	3.2	4.3
Segment Reporting, Depreciation	0.3	0.3	0.3
Segment Reporting, Other Expenses	9.5	8.9	8.1
Segment Reporting, Total Expenses	14.9	13.6	13.9
Segment Reporting, Profit	5.9	4.5	4.9
Assets
Segment Reporting, Net Receivables	55.0	47.7	41.0
Segment Reporting, Cash	0.3	0.4	0.4
Segment Reporting, Net fixed assets	0.9	0.8	0.7
Segment Reporting, Other assets	0.1	0.2	0.1
Segment Reporting Information, Net Assets	56.3	49.1	42.2
Division VII
Revenues
Segment Reporting, Finance Charges Earned	13.1	9.5	7.1
Segment Reporting, Insurance Income	2.5	2.0	1.6
Segment Reporting, Other Income	0.4	0.3	0.2
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	16.0	11.8	8.9
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.1	0.8	0.7
Segment Reporting, Provision for Loan Losses	3.8	3.3	2.4
Segment Reporting, Depreciation	0.3	0.3	0.2
Segment Reporting, Other Expenses	8.2	6.9	4.9
Segment Reporting, Total Expenses	13.4	11.3	8.2
Segment Reporting, Profit	2.6	0.5	0.7
Assets
Segment Reporting, Net Receivables	53.8	36.8	25.1
Segment Reporting, Cash	0.2	0.2	0.2
Segment Reporting, Net fixed assets	1.0	1.0	0.5
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	55.0	38.0	25.8
Division VIII
Revenues
Segment Reporting, Finance Charges Earned	13.0	10.8	11.7
Segment Reporting, Insurance Income	3.0	2.6	3.0
Segment Reporting, Other Income	0.5	0.5	0.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	16.5	13.9	15.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.0	0.9	1.0
Segment Reporting, Provision for Loan Losses	3.1	2.9	4.6
Segment Reporting, Depreciation	0.3	0.3	0.3
Segment Reporting, Other Expenses	8.8	8.1	7.8
Segment Reporting, Total Expenses	13.2	12.2	13.7
Segment Reporting, Profit	3.3	1.7	1.5
Assets
Segment Reporting, Net Receivables	44.4	35.9	31.3
Segment Reporting, Cash	0.3	0.3	0.3
Segment Reporting, Net fixed assets	0.7	0.8	0.7
Segment Reporting, Other assets	0.1	0.0	0.0
Segment Reporting Information, Net Assets	45.5	37.0	32.3
Division IX
Revenues
Segment Reporting, Finance Charges Earned	22.9	20.3	20.4
Segment Reporting, Insurance Income	6.2	6.5	7.0
Segment Reporting, Other Income	1.0	0.8	0.6
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	30.1	27.6	28.1
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.9	1.7	1.8
Segment Reporting, Provision for Loan Losses	5.1	6.0	8.6
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	12.0	11.9	10.1
Segment Reporting, Total Expenses	19.5	20.1	21.0
Segment Reporting, Profit	10.6	7.5	7.1
Assets
Segment Reporting, Net Receivables	82.9	68.5	61.4
Segment Reporting, Cash	0.3	0.4	0.6
Segment Reporting, Net fixed assets	1.1	1.4	1.2
Segment Reporting, Other assets	0.1	0.0	0.0
Segment Reporting Information, Net Assets	$ 84.4	$ 70.3	$ 63.2